Document and Entity Information	May 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2020
Entity Registrant Name	PARSONS CORPORATION
Entity Central Index Key	0000275880
Entity Emerging Growth Company	false
Entity File Number	001-07782
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-3232481
Entity Address Address Line1	5875 Trinity Parkway, #300
Entity Address City Or Town	Centreville
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20120
City Area Code	703
Local Phone Number	988-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $1 par value
Trading Symbol(s)	PSN
Name of each exchange on which registered	NYSE